Note 5 - Stockholders' Equity (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity [Abstract]
Valuation Assumptions
June 3, 2020
Stock Price	$1.65
Exercise Price	$2.03 - $2.62
Term in years	5.00
Volatility	98.20%
Annual rate of quarterly dividends	0%
Discount rate- bond equivalent yield	0.38%

Outstanding Warrants
	Number of Warrants	Weighted Average Exercise Price
December 31, 2020	371,340	$7.28
Granted	150,000	8.75
Exercised	(119,361)	2.03
Forfeited, Canceled	(102,460)	20.40
March 31, 2021	299,519	$5.62

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2018	528,054	$10.90
Forfeited, Canceled	(200,801)	14.18
Outstanding at December 31, 2019	327,253	8.89
Granted	871,630	2.11
Exercised	(827,543)	2.03
Outstanding at December 31, 2020	371,340	$7.28

Stock Option Activity
	Total Stock Options Outstanding	Weighted Average Exercise Price per Share
December 31, 2020	76,064	$27.35
Granted	—	—
Vested	—	—
Forfeited, Canceled	(8,163)	143.62
March 31, 2021	67,901	$13.37

	Year ended December 31, 2020
	Total Stock Options Outstanding	Weighted Average Exercise Price per Share	Nonvested Stock Options	Weighted Average Grant Date Fair Value per Share
December 31, 2019	136,105	$40.07	—	$—
Forfeited, Canceled	(60,041)	56.19	—	—
December 31, 2020	76,064	$27.35	—	$—

Vested Stock Options
	As of March 31, 2021
	Stock Options Outstanding	Vested Stock Options
Quantity	67,901	67,901
Weighted Average Exercise Price	$13.37	$13.37
Weighted Average Remaining Contractual Term (in Years)	3.36	3.36
Intrinsic Value	$86,400	$86,400

	Stock Options Outstanding	Vested Stock Options
Quantity	76,064	76,064
Weighted-average exercise price	$27.35	$27.35
Weighted Average Remaining Contractual Term (in Years)	3.24	3.24
Intrinsic value	$12,300	$12,300